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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-21989

AGIC Equity & Convertible Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	January 31, 2012

Date of Reporting Period:	April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Equity & Convertible Income Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares
(000s)		Value*

COMMON STOCK—70.4%
	Aerospace & Defense—1.3%
74	L-3 Communications Holdings, Inc.	$5,958,117

	Auto Components—1.8%
206	Johnson Controls, Inc.	8,441,900

	Automobiles—1.5%
458	Ford Motor Co. (a)	7,089,901

	Beverages—4.7%
121	Coca-Cola Co. (b)	8,162,660
127	Molson Coors Brewing Co. —Cl. B	6,205,875
114	PepsiCo, Inc.	7,853,460

		22,221,995

	Biotechnology—1.4%
164	Gilead Sciences, Inc. (a)	6,369,760

	Communications Equipment—5.2%
39	Aviat Networks, Inc. (a)	197,775
284	Cisco Systems, Inc.	4,990,552
156	Harris Corp.	8,261,715
143	Qualcomm, Inc.	8,122,436
61	Research In Motion Ltd. (a)	2,957,920

		24,530,398

	Computers & Peripherals—5.5%
24	Apple, Inc. (a)(b)	8,183,405
312	EMC Corp. (a)(b)	8,836,412
53	International Business Machines Corp. (b)	8,989,566

		26,009,383

	Diversified Financial Services—0.8%
84	JP Morgan Chase & Co.	3,823,794

	Diversified Telecommunication Services—1.7%
48	Frontier Communications Corp.	400,996
202	Verizon Communications, Inc.	7,631,560

		8,032,556

	Electric Utilities—0.8%
54	Entergy Corp.	3,778,963

	Electronic Equipment, Instruments & Components—1.8%
149	Amphenol Corp. —Cl. A	8,330,590

	Energy Equipment & Services—4.6%
69	Diamond Offshore Drilling, Inc.	5,227,443
101	National Oilwell Varco, Inc. (b)	7,730,352
97	Schlumberger Ltd.	8,678,825

		21,636,620

	Health Care Equipment & Supplies—2.9%
111	Baxter International, Inc.	6,321,590
20	Intuitive Surgical, Inc. (a)(b)	7,151,365

		13,472,955

	Health Care Providers & Services—3.4%
101	McKesson Corp. (b)	8,342,505
126	Medco Health Solutions, Inc. (a)	7,457,781

		15,800,286

	Hotels, Restaurants & Leisure—1.6%
94	McDonald’s Corp.	7,321,985

	Household Products—1.7%
121	Procter & Gamble Co. (b)	7,878,860

	Independent Power Producers & Energy Traders—1.5%
92	Constellation Energy Group, Inc.	3,350,640
154	NRG Energy, Inc. (a)	3,726,776

		7,077,416

	Industrial Conglomerates—3.0%
290	General Electric Co. (b)	5,933,752
310	Textron, Inc. (b)	8,098,830

		14,032,582

	Insurance—1.7%
6	American International Group, Inc. (a)	191,573
53	MetLife, Inc.	2,488,479
87	Prudential Financial, Inc.	5,517,540

		8,197,592

AGIC Equity & Convertible Income Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares
(000s)		Value*

	Internet Software & Services—1.6%
14	Google, Inc. —Cl. A (a)	$7,617,400

	Machinery—5.5%
152	AGCO Corp. (a)(b)	8,723,370
89	Deere & Co. (b)	8,638,500
81	Joy Global, Inc. (b)	8,207,235

		25,569,105

	Metals & Mining—1.6%
132	Freeport-McMoRan Copper & Gold, Inc.	7,285,972

	Multiline Retail—1.4%
139	Target Corp.	6,805,260

	Oil, Gas & Consumable Fuels—3.5%
78	Occidental Petroleum Corp. (b)	8,903,191
110	Peabody Energy Corp.	7,356,882

		16,260,073

	Pharmaceuticals—2.9%
137	Abbott Laboratories	7,129,480
63	Johnson & Johnson	4,159,287
39	Merck & Co., Inc.	1,393,997
23	Teva Pharmaceutical Industries Ltd. - ADR	1,067,567

		13,750,331

	Semiconductors & Semiconductor Equipment—3.5%
342	Intel Corp.	7,935,618
239	Texas Instruments, Inc.	8,491,670

		16,427,288

AGIC Equity & Convertible Income Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Software—3.5%
248	Microsoft Corp.		$6,445,154
251	Oracle Corp. (b)		9,034,130
42	Symantec Corp. (a)		831,411

			16,310,695

	Total Common Stock (cost-$386,754,897)		330,031,777

CONVERTIBLE PREFERRED STOCK—18.2%
	Airlines—0.4%
51	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	1,812,226

	Auto Components—0.7%
54	Goodyear Tire & Rubber Co., 5.875%, 4/1/14 (a)	NR/NR	3,204,208

	Automobiles—0.5%
45	General Motors Co., 4.75%, 12/1/13	NR/NR	2,241,450

	Capital Markets—1.9%
54	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	2,713,169
	Lehman Brothers Holdings, Inc. (c)(d)(e),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	1,249,223
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	744,820
	The Goldman Sachs Group, Inc.,
29	6.00%, 3/2/12 (Wellpoint, Inc.) (c)	A1/A	2,112,183
104	7.00%, 8/1/11 (Weatherford Corp.) (c)	A1/A	2,221,917

			9,041,312

	Commercial Banks—1.2%
18	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	2,553,825
3	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Baa3/A-	2,914,596

			5,468,421

	Commercial Services & Supplies—0.5%
55	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	2,602,556

	Diversified Financial Services—3.9%
194	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (g)	NR/NR	2,673,486
4	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	Ba3/BB+	4,410,900
19	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	2,470,760
	Credit Suisse Securities USA LLC,
45	7.00%, 7/27/11 (Target Corp.) (c)	Aa2/A	2,232,334
79	8.00%, 9/20/11 (Bristol-Myers Squibb Co.) (c)	Aa2/A	2,075,436
	JP Morgan Chase & Co.,
33	7.00%, 7/25/11 (McDonald’s Corp.) (c)	Aa3/A+	2,493,718
111	7.00%, 8/16/11 (Cisco Systems) (c)	Aa3/A+	2,101,542

			18,458,176

	Electric Utilities—1.1%
54	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	2,809,216
39	PPL Corp., 9.50%, 7/1/13	NR/NR	2,183,597

			4,992,813

	Food Products—1.5%
58	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/NR	2,701,514
39	Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	4,169,060

			6,870,574

	Household Durables—1.1%
56	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	2,590,000
23	Stanley Black & Decker, Inc., 4.75%, 11/17/15	NR/NR	2,760,030

			5,350,030

	Insurance—1.5%
148	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	444,000
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	1,943,975
32	MetLife, Inc., 5.00%, 9/11/13 (a)	NR/BBB-	2,757,510
53	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	1,730,014

			6,875,499

	Multi-Utilities—0.5%
48	AES Trust III, 6.75%, 10/15/29	B3/B+	2,313,407

	Oil, Gas & Consumable Fuels—1.7%
42	Apache Corp., 6.00%, 8/1/13	NR/NR	2,955,960
20	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	NR/NR	2,111,200
27	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B+	2,827,306

			7,894,466

	Professional Services—0.6%
47	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	2,825,805

AGIC Equity & Convertible Income Fund Schedule of Investments
April 30, 2011 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Real Estate Investment Trust—1.1%
91	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	$2,411,825
99	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	Caa3/CCC-	2,677,223

			5,089,048

	Total Convertible Preferred Stock (cost-$99,801,625)		85,039,991

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES—9.9%
	Auto Components—0.7%
$1,325	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	3,146,875

	Capital Markets—0.5%
2,400	Ares Capital Corp., 5.75%, 2/1/16 (g)(h)	NR/BBB	2,556,000

	Electrical Equipment—0.6%
1,880	EnerSys, 3.375%, 6/1/38 (i)	B1/BB	2,216,050
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	481,875

			2,697,925

	Electronic Equipment, Instruments & Components—0.4%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	1,768,875

	Hotels, Restaurants & Leisure—0.5%
2,100	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	2,191,875

	Internet Software & Services—0.5%
1,800	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	2,234,250

	IT Services—0.6%
2,110	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,721,900

AGIC Equity & Convertible Income Fund Schedule of Investments
April 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Media—1.7%
$2,200	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	$2,486,000
	Liberty Media LLC,
2,265	3.125%, 3/30/23	B1/BB-	2,785,950
5,200	3.50%, 1/15/31	B1/BB-	2,938,000

			8,209,950

	Metals & Mining—0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	2,640,750

	Oil, Gas & Consumable Fuels—0.5%
1,500	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	2,632,500

	Pharmaceuticals—0.6%
735	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (g)(h)	NR/NR	2,741,550

	Real Estate Investment Trust—1.0%
2,000	Boston Properties LP, 3.75%, 5/15/36	NR/A-	2,367,500
2,100	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	2,430,750

			4,798,250

	Semiconductors & Semiconductor Equipment—0.6%
2,500	SunPower Corp., 4.75%, 4/15/14	NR/NR	2,775,000

	Software—0.4%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	1,797,250

	Thrifts & Mortgage Finance—0.8%
	MGIC Investment Corp.,
1,700	5.00%, 5/1/17	NR/CCC+	1,810,500
1,755	9.00%, 4/1/63 (g)(h)	Caa3/CC	1,803,262

			3,613,762

	Total Convertible Bonds & Notes (cost-$46,724,173)		46,526,712

CORPORATE BONDS & NOTES—0.4%
	Electric—0.4%
2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (g)(h) (cost-$2,000,000)	Caa3/CC	1,780,000

YANKEE BOND—0.2%
	Marine—0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14 (cost-$1,241,382)	NR/NR	1,072,500

SHORT-TERM INVESTMENT—0.9%
	Time Deposit—0.9%
3,999	Citibank-London, 0.03%, 5/2/11 (cost-$3,998,736)		3,998,736

	Total Investments, before call options written (cost-$540,520,813) (j)—100.0%		468,449,716

Contracts

CALL OPTIONS WRITTEN (a)—(0.2)%
	AGCO Corp.,
100	strike price $60, expires 5/21/11		(5,750)
	Apple, Inc.,
165	strike price $355, expires 5/21/11		(85,387)
	Coca-Cola Co.,
845	strike price $70, expires 5/21/11		(9,718)
	Deere & Co.,
620	strike price $97.50, expires 5/21/11		(152,210)
	EMC Corp.,
2,180	strike price $28, expires 5/21/11		(182,030)
	General Electric Co.,
1,175	strike price $21, expires 5/21/11		(21,738)
	International Business Machines Corp.,
365	strike price $170, expires 5/21/11		(84,315)
	Intuitive Surgical, Inc.,
145	strike price $390, expires 5/21/11		(6,525)
	Joy Global, Inc.,
570	strike price $105, expires 5/21/11		(70,680)
	McKesson Corp.,
705	strike price $82.50, expires 5/21/11		(153,338)
	National Oilwell Varco, Inc.,
705	strike price $85, expires 5/21/11		(15,157)
	Occidental Petroleum Corp.,
545	strike price $120, expires 5/21/11		(61,312)
	Oracle Corp.,
1,755	strike price $35, expires 5/21/11		(220,252)

AGIC Equity & Convertible Income Fund Schedule of Investments
April 30, 2011 (unaudited)

Contracts		Value*

	Textron, Inc.,
1,175	strike price $28, expires 5/21/11	$(14,688)

	Total Call Options Written (premiums received-$724,771)	(1,083,100)

	Total Investments, net of call options written
	(cost-$539,796,042)—99.8%	467,366,616

	Other assets less other liabilities—0.2%	1,106,686

	Net Assets—100.0%	$468,473,302

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for the benefit of the counterparty for call options written.
(c)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Fair-Valued—Securities with an aggregate value of $1,994,043 representing 0.43% of net assets.
(e)	In default.
(f)	Perpetual maturity. Maturity date shown is the first call date.
(g)

144A─Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $10,992,012, representing 2.35% of net assets.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)

At April 30, 2011, the cost basis of portfolio securities of $540,520,813 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $3,999,165; gross unrealized depreciation was $76,070,262, and net unrealized depreciation was $72,071,097.

Glossary:
ADR—American Depositary Receipt
NR—Not Rated
WR—Withdrawn Rating

Other Investments:

Transactions in call options written for the three months ended April 30, 2011:

	Contracts	Premiums

Options outstanding, January 31, 2011	15,805	$1,063,613
Options written	37,995	2,785,879
Options terminated in closing purchase transactions	(16,473)	(1,201,396)
Options expired	(26,275)	(1,923,257)
Options exercised	(2)	(68)

Options outstanding, April 30, 2011	11,050	$724,771

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are generally comprised of two main categories, investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 4/30/11

Investments in Securities - Assets
Common Stock	$330,031,777	–	–	$330,031,777
Convertible Preferred Stock:
Capital Markets	2,713,169	$4,334,100	$1,994,043	9,041,312
Diversified Financial Services	9,555,146	8,903,030	–	18,458,176
Oil, Gas & Consumable Fuels	5,783,266	2,111,200	–	7,894,466
Professional Services	–	2,825,805	–	2,825,805
All Other	46,820,232	–	–	46,820,232
Convertible Bonds & Notes	–	46,526,712	–	46,526,712
Corporate Bonds & Notes	–	1,780,000	–	1,780,000
Yankee Bond	–	1,072,500	–	1,072,500
Short-Term Investment	–	3,998,736	–	3,998,736

Total Investments in Securities - Assets	$394,903,590	$71,552,083	$1,994,043	$468,449,716

Investments in Securities - Liabilities
Call Options Written, at value:
Market Price	$(1,083,100)	–	–	$(1,083,100)

Total Investments	$393,820,490	$71,552,083	$1,994,043	$467,366,616

There were no significant transfers between Levels 1 and 2 during the three months ended April 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2011, was as follows:

	Beginning Balance 1/31/11	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 4/30/11

Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$1,128,820	–	–	–	–	$865,223	–	–	$1,994,043

Total Investments	$1,128,820	–	–	–	–	$865,223	–	–	$1,994,043

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at April 30, 2011, was $865,223.

* There were no transfers into and out of Level 3 during the three months ended April 30, 2011.

Item 2. Controls and Procedures

a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Equity & Convertible Income Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 20, 2011

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 20, 2011

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2011